Short-term note payable (10Q) (Details Textual) $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($)
Short-term notes payable [Abstract]
Aggregate amount of demand note	$ 250
Stated percentage of demand short-term note	10.00%
Issuance Date of demand short-term note	Sep. 29, 2015